Commitments and Contingencies - Narrative (Detail) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 21, 2021
BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
Operating lease, weighted average remaining lease term			24 years 7 months 6 days
Finance lease, weighted average remaining lease term				24 years 7 months 6 days
Short-term lease expense			$ 204	$ 104
Variable lease expense			182	576
Lease revenue			253	276
Cost of Sales [Member] | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
Operating lease, expense			493
Selling, General and Administrative Expenses [Member] | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
Operating lease, expense				785
Supplemental Structural Life Management Program [Member] | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
Un-invoiced commitments purchase obligation					$ 3,500
Hangar | Sievert Construction, Inc
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
Payments to acquire machinery and equipment	$ 1,567	$ 1,926
Un-invoiced commitments purchase obligation	$ 759	759
Aircraft Purchase Agreement | Viking
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
Payments to acquire machinery and equipment		$ 9,098
Un-invoiced commitments purchase obligation			18,196
Viking | Aircraft Purchase Agreement | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
Payments to acquire machinery and equipment			9,098	19,381
Un-invoiced commitments purchase obligation			9,098	$ 18,196
Sievert Construction, Inc | Hangar
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
Un-invoiced commitments purchase obligation			3,756
Sievert Construction, Inc | Hangar | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
Un-invoiced commitments purchase obligation			$ 3,756